Lease Right-of-Use Assets (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Reconciliation of Lease Right of Use Assets

	Land and buildings	Equipment	Total lease right-of-use assets
Cost
January 1, 2021	$56,242	$19,360	$75,602
Additions	4,097	6,778	10,875
Disposal	(1,644)	(1,583)	(3,227)
Currency translation effects	(315)	(196)	(511)

December 31, 2021	$58,380	$24,359	$82,739

Accumulated depreciation
January 1, 2021	$(13,527)	$(7,891)	$(21,418)
Depreciation charge	(8,350)	(5,492)	(13,842)
Disposal	1,535	714	2,249
Currency translation effects	144	15	159

December 31, 2021	$(20,198)	$(12,654)	$(32,852)

Net book value – December 31, 2021	$38,182	$11,705	$49,887

	Land and buildings	Equipment	Total lease right-of-use assets
Cost
January 1, 2020	$55,463	$17,104	$72,567
Additions	3,923	4,389	8,312
Disposal	(3,069)	(1,821)	(4,890)
Currency translation effects	(75)	(312)	(387)

December 31, 2020	$56,242	$19,360	$75,602

Accumulated depreciation
January 1, 2020	$(8,028)	$(4,251)	$(12,279)
Depreciation charge	(8,106)	(5,601)	(13,707)
Disposal	2,513	1,779	4,292
Currency translation effects	94	182	276

December 31, 2020	$(13,527)	$(7,891)	$(21,418)

Net book value – December 31, 2020	$42,715	$11,469	$54,184

	Land and buildings	Equipment	Total lease right-of-use assets
Cost
January 1, 2019	$23,017	$8,968	$31,985
Additions	32,896	8,579	41,475
Disposal	(74)	(152)	(226)
Currency translation effects	(376)	(291)	(667)

December 31, 2019	$55,463	$17,104	$72,567

Accumulated depreciation
January 1, 2019	$—	$—	$—
Depreciation charge	(8,198)	(4,457)	(12,655)
Disposal	74	152	226
Currency translation effects	96	54	150

December 31, 2019	$(8,028)	$(4,251)	$(12,279)

Net book value – December 31, 2019	$47,435	$12,853	$60,288